Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Avianca Ecuador S.A [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation		Ecuador
Ownership Interest %		99.62%
Aerovias del Continente Americano S.A. Avianca [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation		Colombia
Ownership Interest %		99.98%
Avianca, Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA	USA
Ownership Interest %	100.00%	100.00%
Avianca Leasing, LLC [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA	USA
Ownership Interest %	100.00%	100.00%
Grupo Taca Holdings Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Bahamas	Bahamas
Ownership Interest %	100.00%	100.00%
Latin Airways Corp. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Panama	Panama
Ownership Interest %	100.00%	100.00%
LifeMiles Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation		Bermuda
Ownership Interest %		70.00%
Avianca Costa Rica S.A. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Costa Rica	Costa Rica
Ownership Interest %	92.40%	92.40%
Taca International Airlines, S.A. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	El Salvador	El Salvador
Ownership Interest %	96.84%	96.84%
Tampa Cargo Logistics, Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA	USA
Ownership Interest %	99.98%	99.98%
Tampa Cargo S.A.S. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia	Colombia
Ownership Interest %	99.98%	99.98%
Technical and Training Services, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	El Salvador	El Salvador
Ownership Interest %	99.00%	99.00%
Trans American Airlines S.A. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Peru	Peru
Ownership Interest %	100.00%	100.00%
Vu-Marsat S.A. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Costa Rica	Costa Rica
Ownership Interest %	100.00%	100.00%
Avianca Ecuador [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Ecuador
Ownership Interest %	99.62%
Aerovias del Continente Americano S.A. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia
Ownership Interest %	99.98%
LifeMiles B.V. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Curaçao
Ownership Interest %	70.00%